Acquisitions - 2019 assets acquisitions (Details) $ in Thousands			1 Months Ended									12 Months Ended
	Jul. 01, 2019 USD ($)	Apr. 01, 2019 USD ($)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 shares	Aug. 31, 2019 USD ($) loan shares	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Oct. 31, 2017 USD ($) shares	Dec. 31, 2020 USD ($) shares
HMS
Acquisitions
Consideration paid										$ 30,000
Additional adjustment										447
Additional consideration recorded										1,852
Transaction cost										199
HMS | SVS
Acquisitions
Additional adjustment										2,000
Elevate
Acquisitions
Cash consideration										2,101
Transaction cost										$ 40
Blackjack
Acquisitions
Interest acquired percentage										18.00%	51.20%
Ownership percentage		69.20%
Consideration paid											$ 3,001
Additional consideration recorded											308
Cash consideration										$ 1,260
Unowned membership interest recognised		30.80%
Non-controlling interest		$ 2,156										$ 2,156
Transaction cost											$ 122
Blackjack | Common shares
Acquisitions
Number of shares issued | shares											4,105,988
Blackjack | VSLV Management | SVS
Acquisitions
Number of shares issued | shares					286,246
Eureka
Acquisitions
Consideration paid									$ 36,361
Equity consideration									14,239
Cash consideration									5,608
Settlement of debt	$ 5,000								5,000
Gain on change in fair value of the contingent consideration												$ 9,572
Borrowings term	12 months
Transaction cost									$ 609
Eureka | SVS
Acquisitions
Number of shares issued | shares									1,663,511
Emerald
Acquisitions
Consideration paid								$ 18,000
Cash consideration			$ 3,000	$ 5,000				10,000
Transaction cost								$ 138
Phyto
Acquisitions
Consideration paid							$ 7,669
Cash consideration							$ 5,669
Interest rate							7.50%
Borrowings term						12 months	18 months
Transaction cost							$ 47
Phyto | 7.5% notes
Acquisitions
Notes issued							1,500
Phyto | SVS
Acquisitions
Cash consideration							65,511
Phyto | SVS | 7.5% notes
Acquisitions
Notes issued							$ 500
Glendale
Acquisitions
Consideration paid						$ 150,000
Cash consideration						$ 827,900
Number Of Promissory Notes | loan						2
Transaction cost						$ 78
Glendale | 7% Promissory note 1
Acquisitions
Notes issued						5,000
Glendale | 7% Promissory note 2
Acquisitions
Notes issued						$ 2,500
Interest rate						7.00%
Glendale | SVS
Acquisitions
Number of shares issued | shares						173,050						172,544
Glendale | SVS | 7% Promissory note 1
Acquisitions
Interest rate						7.00%